ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED LIABILITIES
ACCRUED LIABILITIES

NOTE D - ACCRUED LIABILITIES

Accrued liabilities consist of the following at December 31:

	2013	2012
Compensation and payroll taxes	$1,091,191	$2,004,444
Accrued sales and use tax	56,486	336,870
Insurance	40,193	335,412
Accrued interest	35,000	73,105
Other	1,363,123	2,794,240
	$2,585,993	$5,544,071